Money Market Funds - Schedule of Money Market Funds at their Level within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Money market funds	$ 59,461	$ 69,487
Money Market Funds [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Money market funds		69,487	$ 3,122
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Money market funds	59,461	69,487	$ 3,122
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Money market funds
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Money market funds